                     SUPPLEMENT DATED JULY 13, 2005 TO THE
                           CLASS I SHARES PROSPECTUS

                              DATED JULY 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN SMALL CAP VALUE FUND,
 AS PREVIOUSLY SUPPLEMENTED ON JULY 30, 2004, NOVEMBER 1, 2004 AND MAY 23, 2005

                             DATED OCTOBER 29, 2004
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                        VAN KAMPEN EMERGING MARKETS FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
                EACH AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005
                   VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND MAY 25, 2005
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
  AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 29, 2004, FEBRUARY 7, 2005 AND MAY 23,
                                      2005

                            DATED NOVEMBER 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                        VAN KAMPEN SMALL CAP GROWTH FUND
                            VAN KAMPEN UTILITY FUND,
                EACH AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

                            DATED DECEMBER 30, 2004
                          VAN KAMPEN HIGH YIELD FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JUNE 1, 2005
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JUNE 3, 2005
                          VAN KAMPEN EQUITY TRUST II,
                        ON BEHALF OF EACH OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
        AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 8, 2005 AND MAY 23, 2005
                          VAN KAMPEN TECHNOLOGY FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

                              DATED MARCH 31, 2005
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND MAY 23, 2005

                              DATED APRIL 29, 2005
                    VAN KAMPEN REAL ESTATE SECURITIES FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

     The Prospectus is hereby supplemented as follows. Effective September 26, 2005:

     1) The last two rows of the "SHAREHOLDER FEES" table in the section entitled "FEES AND EXPENSES OF THE FUND" are hereby deleted and replaced with the following:

                                                    CLASS I SHARES
                                                    --------------
Redemption fee*...................................       2.00%
Exchange fee*.....................................       2.00%

     * The redemption fee and the exchange fee apply to the proceeds of Fund shares that are redeemed or exchanged within 30 days of purchase. See "Redemption of Shares" for more information on when the fees apply.

     2) The first sentence of the first paragraph in the section entitled "REDEMPTION OF SHARES" is hereby deleted and replaced with the following:

     Generally, shareholders of Class I Shares of the Fund may redeem for cash some or all of their shares without charge by the Fund (other than any applicable redemption fee or exchange fee) at any time.

     3) The following paragraph is hereby added as the second paragraph in the section entitled "REDEMPTION OF SHARES":

     The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and is intended to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by such shareholders, thereby reducing the impact on longer-term shareholders of such costs. For purposes of determining whether the redemption fee applies, shares that were held the longest will be redeemed first.

     For shares acquired by exchange, the holding period prior to the exchange is not considered in determining whether the redemption fee is applied. The redemption fee and exchange fee are not imposed on redemptions and/or exchanges made (i) through pre-approved asset allocation programs and (ii) on shares received by reinvesting income dividends or capital gain distributions. In addition, the redemption fee and exchange fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries.

     4) The first sentence of the second paragraph in the section entitled "REDEMPTION OF SHARES" is hereby deleted and replaced with the following:

     The redemption price will be the net asset value per share (less any applicable redemption fee or exchange fee) next determined after the receipt by Investor Services of a request in proper form from an administrator, custodian, trustee, record keeper or financial adviser or by the Distributor from an authorized dealer, provided such order is transmitted to Investor Services or the Distributor by the time designated by Investor Services or the Distributor.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  FEESPTE I 7/05
                                                                     65016SPT-01